Shareholder Report, Holdings (Details)	Oct. 31, 2025
Applied Finance Dividend Fund - Institutional Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Dividend Fund - Institutional Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Applied Finance Dividend Fund - Institutional Class | Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Institutional Class | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Institutional Class | Sempra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Finance Dividend Fund - Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Finance Dividend Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Applied Finance Dividend Fund - Institutional Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Applied Finance Dividend Fund - Institutional Class | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Applied Finance Dividend Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Applied Finance Dividend Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Applied Finance Dividend Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Applied Finance Dividend Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Applied Finance Dividend Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.46%
Applied Finance Dividend Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.09%
Applied Finance Dividend Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%
Applied Finance Dividend Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
Applied Finance Dividend Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Applied Finance Dividend Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
Applied Finance Dividend Fund - Investor Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Dividend Fund - Investor Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Applied Finance Dividend Fund - Investor Class | Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Investor Class | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Investor Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Investor Class | Sempra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Finance Dividend Fund - Investor Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Finance Dividend Fund - Investor Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Applied Finance Dividend Fund - Investor Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Applied Finance Dividend Fund - Investor Class | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Applied Finance Dividend Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Applied Finance Dividend Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Applied Finance Dividend Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Applied Finance Dividend Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Applied Finance Dividend Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.46%
Applied Finance Dividend Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.09%
Applied Finance Dividend Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%
Applied Finance Dividend Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
Applied Finance Dividend Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Applied Finance Dividend Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
Applied Finance Explorer Fund - Institutional Class | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Applied Finance Explorer Fund - Institutional Class | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Applied Finance Explorer Fund - Institutional Class | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Applied Finance Explorer Fund - Institutional Class | HCI Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Applied Finance Explorer Fund - Institutional Class | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Applied Finance Explorer Fund - Institutional Class | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Applied Finance Explorer Fund - Institutional Class | StoneX Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Applied Finance Explorer Fund - Institutional Class | CSG Systems International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Institutional Class | OSI Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Institutional Class | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Applied Finance Explorer Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Applied Finance Explorer Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Applied Finance Explorer Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Applied Finance Explorer Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
Applied Finance Explorer Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.61%
Applied Finance Explorer Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Applied Finance Explorer Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Applied Finance Explorer Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
Applied Finance Explorer Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Applied Finance Explorer Fund - Institutional Class | Financials - Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
Applied Finance Explorer Fund - Institutional Class | Financials - Non-Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Applied Finance Explorer Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Applied Finance Explorer Fund - Investor Class | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Applied Finance Explorer Fund - Investor Class | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Applied Finance Explorer Fund - Investor Class | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Applied Finance Explorer Fund - Investor Class | HCI Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Applied Finance Explorer Fund - Investor Class | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Applied Finance Explorer Fund - Investor Class | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Applied Finance Explorer Fund - Investor Class | StoneX Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Applied Finance Explorer Fund - Investor Class | CSG Systems International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Investor Class | OSI Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Investor Class | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Applied Finance Explorer Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Applied Finance Explorer Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Applied Finance Explorer Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Applied Finance Explorer Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
Applied Finance Explorer Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.61%
Applied Finance Explorer Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Applied Finance Explorer Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Applied Finance Explorer Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
Applied Finance Explorer Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Applied Finance Explorer Fund - Investor Class | Financials - Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
Applied Finance Explorer Fund - Investor Class | Financials - Non-Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Applied Finance Explorer Fund - Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
Applied Finance Select Fund - Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Applied Finance Select Fund - Institutional Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Applied Finance Select Fund - Institutional Class | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Applied Finance Select Fund - Institutional Class | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Applied Finance Select Fund - Institutional Class | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Applied Finance Select Fund - Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Applied Finance Select Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Applied Finance Select Fund - Institutional Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applied Finance Select Fund - Institutional Class | HP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Select Fund - Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Applied Finance Select Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
Applied Finance Select Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
Applied Finance Select Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Applied Finance Select Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Select Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
Applied Finance Select Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Applied Finance Select Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Applied Finance Select Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Applied Finance Select Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Applied Finance Select Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Applied Finance Select Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Applied Finance Select Fund - Institutional Class | Information Technology-Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.61%
Applied Finance Select Fund - Institutional Class | Information Technology-Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Applied Finance Select Fund - Institutional Class | Exchage Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Applied Finance Select Fund - Investor Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Applied Finance Select Fund - Investor Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Applied Finance Select Fund - Investor Class | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Applied Finance Select Fund - Investor Class | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Applied Finance Select Fund - Investor Class | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Applied Finance Select Fund - Investor Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Applied Finance Select Fund - Investor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Applied Finance Select Fund - Investor Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applied Finance Select Fund - Investor Class | HP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Select Fund - Investor Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Applied Finance Select Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
Applied Finance Select Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
Applied Finance Select Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Applied Finance Select Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Select Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
Applied Finance Select Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Applied Finance Select Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Applied Finance Select Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Applied Finance Select Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Applied Finance Select Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Applied Finance Select Fund - Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Applied Finance Select Fund - Investor Class | Information Technology-Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.61%
Applied Finance Select Fund - Investor Class | Information Technology-Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Applied Finance Select Fund - Investor Class | Exchage Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%